UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number          811-22384

Nile Capital Investment Trust

(Exact name of registrant as specified in charter)

152 West 57th Floor,  New York, NY 10019

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:          877-682-3742

Date of fiscal year end:     3/31

Date of reporting period: 3/31/11

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Nile Pan Africa Fund

Annual Report

March 31, 2011

Investor Information: 1-877-68-AFRICA (1-877-682-3742)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Nile Pan Africa Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Nile Pan Africa Fund (NAFAX) Fiscal Year End Letter

Nile Capital Management is pleased to announce its fiscal year-end performance update for the Nile Pan Africa Fund (Symbol: NAFAX), an actively managed mutual fund that focuses exclusively on the continent of Africa.

Fund Overview

From its inception on April 28th, 2010 through March 31st, 2011, the Nile Pan Africa Fund gained +18.4%.  During the same time period, the MSCI Frontier Markets Index gained +5.13%, the Dow Jones Africa 50 Titans Index increased +8.58%, and the S&P 500 Total Return Index advanced +13.41%.

The Fund’s performance in its fiscal year reinforces the case for investment in Africa through an actively managed Fund.  We continue to believe that there are substantial opportunities for long term investors throughout the continent of Africa, and that active management and on-the-ground knowledge set Nile apart as an investment manager.

Aside from being challenged by concern over political unrest in North Africa and the Middle East in the first quarter (Egypt is the Fund’s only exposure in North Africa),  the Fund’s performance was strong in its first fiscal year, which we believe is a result of our emphasis on selectivity, focus and active management.  Egypt is the second largest country in Africa by market capitalization but only represented about 7% of the fund investment holdings at the end of the first quarter of 2011, largely because we seek opportunities across the continent.  Overall, the fund investment themes remain threefold: natural resources, infrastructure, and consumer growth.

Portfolio Commentary

In its first fiscal year, the top performers in the Nile Pan Africa Fund came from the mining and consumer goods sectors.  Most notably, First Quantum, a copper and gold mining company, was up 50% in the past 12 months as strong prices in both copper and gold (each up more than 20% respectively) as well as successes in the company’s operations helped price appreciation.  The company is expected to continue to make progress on development of its various mining projects and we expect copper pricing to remain favorable.  Therefore, we are still comfortable with the company’s value and prospects for growth.

Another strong performer was African Minerals, which was up 36% in the past 12 months.  African Minerals has a massive iron ore project in Sierra Leone and has benefitted from both Chinese interest in the company as well as a recently completed round of financing that will allow it to complete its current stage of development.  We continue to see a favorable pricing environment for the company and recent upgrades to its resources makes valuation rather compelling.    Nigeria Flourmills also rose 35% in the last 6 months on strong demand from the Nigerian consumer market and the overall post-financial crisis recovery in the Nigerian economy (the IMF estimates Nigerian real GDP growth for 2010 to be a robust 8.4%).  We see demographics and overall economic strength in Nigeria to continue to provide a favorable environment for the company.

On the other hand, the Nile Pan Africa Fund experienced weakness in a number of its Egyptian holdings, which suffered due to the political and social unrest in the country.  However, it is notable to point out that Egypt’s market has rebounded from its lows, and one of our holdings (Juhanya Foods) has already risen above its price before the Egyptian market shutdown.  While we continue to monitor the situation in Egypt, we remain positive on the country’s long term dynamics, and expect the market to recover over time.

Outlook

We continue to view the potential for long term growth in Africa to be extremely strong.  This view, which is underpinned by our favorable outlook for natural resources, infrastructure, and consumer growth, is supported by strong expectations for the continent as a whole, as well as in a number of individual economies.  Nile Capital Management’s approach is to invest opportunistically in a focused portfolio of investment opportunities in the best markets and companies across Africa.

On the other hand, prospects for growth in advanced economies are tenuous at best and highly dependent on deficit spending.  The results are high budget deficits (debt burdens as a percent of GDP) and loose monetary policies to stimulate economic growth.  If not properly managed, this may lead to higher inflation while not boosting economic growth.  At the same time, several economies in Africa, for example Nigeria (which currently represents our largest overweight), have low national debt as a percent of GDP.  The graph below shows the Nigerian debt situation relative to other advanced economies.

National Debt vs Budget Deficit

Sources: IMF, CIA Factbook, Renaissance Capital. Data as of April 2010

Nigeria is one example of a country where perceived risks belie the underlying opportunity for investment.  We at Nile Capital Management continue to believe that by actively seeking good companies across the continent, the performance of an Africa-focused investment will benefit a portfolio of developed market stocks by enhancing and diversifying returns.

Thank you,

Larry Seruma

Portfolio Manager

Nile Pan Africa Fund

Nile Pan Africa Fund (NAFAX) Performance, March 2011

As of March 31, 2011.  Inception Date is April 28, 2010.

	As of 3/31/2011
Fund Name	First Quarter 2011	Since Inception
Nile Pan Africa Fund (NAFAX)	-3.97%	18.40%
Dow Jones Africa Titans 50 Index	-4.18%	8.58%
MSCI Frontier Markets Index	-5.49%	5.13%
S&P 500 Total Return	5.92%	13.41%

Dow Jones Africa Titans 50 Index: Measures the stock performance of 50 leading companies that are headquartered or generate the majority of their revenues in Africa. Stocks are selected to the index by float-adjusted market capitalization, subject to screens for size and liquidity.

Standard Deviation: Measures the degree of variation of monthly returns around the mean (average) return. The higher the volatility of the investment returns, the higher the standard deviation will be.

Correlation: Measures how closely the investment tracks an index.

The S&P 500 Index: An unmanaged composite of 500 large capitalization companies.  The index is widely used by professional investors as a performance benchmark for large-cap stocks.

The MSCI Frontier Markets Index: A market-capitalization weighted index of 26 emerging market country indices.

You cannot invest directly in an index.

1071-NLD-5/31/2011

Nile Pan Africa Fund

PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)

Since Inception through March 31, 2011

Total Returns as of March 31, 2011

Since Inception*
Nile Pan Africa Fund:
Class A, Without Sales Load	18.40%
Class A, With Sales Load**	11.59%
Class C	17.50%
Institutional Class	0.77%
MSCI Frontier Markets Index (Since 4/28/10- Class A and Class C)	5.13%
MSCI Frontier Markets Index (Since 11/3/10- Institutional Class)	(2.43)%

_______________

  * Class A and Class C Shares commenced operations on April 28, 2010.  Institutional Class Shares commenced operations on November 3, 2010.

** Adjusted for initial maximum sales charge of 5.75%.

The MSCI Frontier Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of frontier markets. The MSCI Frontier Markets Index consists of the following 26 frontier market country indices: Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kenya, Kuwait, Lebanon, Lithuania, Kazakhstan, Mauritius, Nigeria, Oman, Pakistan, Qatar, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Trinidad & Tobago, Ukraine, United Arab Emirates, and Vietnam.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 4.17%, 4.92% and 3.92% for Class A, Class C and the Institutional Class, respectively.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-877-68-AFRICA (1-877-682-3742).

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS
March 31, 2011
Shares			Market Value
	COMMON STOCK - 99.24%
	BANKS - 6.46%
19,500	Commercial International Bank Egypt SAE *		$ 106,851
1,000	Ghana Commercial Bank Ltd.		1,654
2,200,000	Zenith Bank PLC		216,028
			324,533
	BEVERAGES - 1.49%
150,000	Nigerian Breweries PLC		74,603

	BUILDING MATERIALS - 2.39%
150,000	Dangote Cement PLC		119,923

	DIVERSIFIED FINANCIAL SERVICES - 6.42%
28,000	African Bank Investments Ltd.		156,583
6,700	Capitec Bank Holdings Ltd.		166,260
			322,843
	ENGINEERING & CONSTRUCTION - 2.63%
3,200	Orascom Construction Industries		132,146

	FOOD - 13.67%
465,000	Flour Mills of Nigeria PLC		247,790
132,000	Juhayna Food Industries *		123,836
71,600	Nestle Foods Nigeria PLC		196,427
4,600	Tiger Brands Ltd.		118,912
			686,965
	HOLDING COMPANIES - DIVERSIFIED - 2.71%
8,300	Remgro Ltd.		136,464

	HOUSEHOLD PRODUCTS/WARES - 2.57%
665,538	PZ Cussons Nigeria PLC		129,289

	INSURANCE - 5.63%
70,000	Old Mutual PLC		152,758
32,000	Sanlam Ltd.		130,456
			283,214
	IRON/STEEL - 10.11%
225,000	Bellzone Mining PLC *		233,770
2,050	Kumba Iron Ore Ltd.		144,739
21,516	London Mining PLC *		129,553
			508,062
	MEDIA - 2.89%
2,700	Naspers Ltd.		145,168
Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2011
Shares			Market Value
	MINING - 25.39%
68,000	African Aura Mining Inc. *		$ 309,062
40,900	African Minerals Ltd. *		328,469
3,200	Anglo American PLC		164,670
736,000	Beacon Hill Resources PLC *		162,386
1,250	First Quantum Minerals Ltd.		161,391
40,000	Kalahari Minerals PLC *		150,030
			1,276,008
	OIL & GAS - 5.80%
66,700	Afren PLC *		174,347
288,000	Oando PLC		116,983
			291,330
	PHARMACEUTICALS - 1.24%
10,400	Egyptian International Pharmaceutical Industrial Co.		62,381

	PRIVATE EQUITY - 2.35%
125,000	Citadel Capital Corp/Cairo *		117,899

	RETAIL - 4.00%
32,000	Clicks Group Ltd.		201,167

	TELECOMMUNICATIONS - 3.49%
8,700	MTN Group Ltd.		175,501

	TOTAL COMMON STOCK		4,987,496
	( Cost - $4,806,152)

	SHORT-TERM INVESTMENTS - 1.80%
	MONEY MARKET FUND - 1.80%
90,635	AIM STIT-Treasury Portfolio, 0.02% +		90,635
	TOTAL SHORT-TERM INVESTMENTS		90,635
	( Cost - $90,635)

	TOTAL INVESTMENTS - 101.04%
	( Cost - $4,896,787) (a)		$ 5,078,131
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.04) %		(51,833)
	NET ASSETS - 100.00%		$ 5,026,298

* Non-income producing security.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2011.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,937,439 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation	$ 397,284
		Unrealized Depreciation	(256,592)
		Net Unrealized Appreciation	$ 140,692

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2011

	Portfolio Analysis (Unaudited)
	As of March 31, 2011
	Sector	% of Net Assets
	Basic Materials	35.50%
	Financial	20.86%
	Consumer, Non-cyclical	18.97%
	Communications	6.38%
	Energy	5.80%
	Industrial	5.01%
	Consumer, Cyclical	4.00%
	Diversified	2.72%
	Short-Term Investments	1.80%
	Liabilities in Excess of Other Assets	(1.04)%
	Total	100.00%

Nile Pan Africa Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments in Securities at Market Value (identified cost $4,896,787)	$ 5,078,131
Foreign Currency (identified cost $18,724)	18,863
Receivable for Fund Shares Sold	2,500
Receivable for Securities Sold	606,321
Dividends and Interest Receivable	7,980
Prepaid Expenses and Other Assets	12,584
Total Assets	5,726,379

Liabilities:
Payable for Securities Purchased	639,979
Accrued Advisory Fees	4,218
Accrued Distribution Fees	3,761
Payable for Open Forward Foreign Currency Contracts	889
Other Accrued Expenses	51,234
Total Liabilities	700,081

Net Assets	$ 5,026,298

Net Asset Value, Offering and Redemption Price Per Share
Class A Shares:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 305,798 shares outstanding)	$ 3,621,756
Net Asset Value ($3,621,756/305,798 shares outstanding)	$ 11.84
Maximum Offering Price ($11.84/.9425)	$ 12.56

Class C Shares:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 63,127 shares outstanding)	$ 741,518
Net Asset Value ($741,518/63,127 shares outstanding)	$ 11.75

Institutional Class Shares:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 55,970 shares outstanding)	$ 663,024
Net Asset Value ($663,024/55,970 shares outstanding)	$ 11.85

Composition of Net Assets:
At March 31, 2011, Net Assets consisted of:
Paid-in-Capital	$ 4,835,250
Accumulated Net Investment loss	(13,652)
Accumulated Net Realized Gain on Investments and
Foreign Currency Transactions	23,393
Net Unrealized Appreciation on Investments and
Foreign Currency Translations	181,307
Net Assets	$ 5,026,298

Nile Pan Africa Fund
STATEMENT OF OPERATIONS
For the Period Ended March 31, 2011*

Investment Income:
Dividend Income (net of $560 foreign taxes)	$ 26,495
Interest Income	119
Total Investment Income	26,614

Expenses:
Legal Fees	40,661
Investment Advisory Fees	32,485
Fund Accounting Fees	24,368
Transfer Agent Fees	23,798
Administration Fees	22,917
Custody Fees	20,854
Audit Fees	17,500
Insurance Expense	15,582
Registration & Filing Fees	9,810
Printing Expense	4,284
Distribution Fees - Class A	3,889
Distribution Fees - Class C	3,725
Trustees' Fees	2,500
Miscellaneous Expenses	3,597
Total Expenses	225,970
Less: Expenses Waived and Reimbursed by Advisor	(169,440)
Net Expenses	56,530
Net Investment Loss	(29,916)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net Realized Gain (Loss) on:
Investments	54,351
Foreign Currency Transactions	(14,694)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	181,344
Foreign Currency Translations	(37)
Net Realized and Unrealized Gain on Investments and Foreign Currency	220,964

Net Increase in Net Assets Resulting From Operations	$ 191,048
_______
*Since April 28, 2010 (Commencement of Operations)

Nile Pan Africa Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
Ended
March 31, 2011*

Operations:
Net Investment Loss	$ (29,916)
Net Realized Gain on Investments and Foreign Currency Transactions	39,657
Net Change in Unrealized Appreciation on Investments and
Foreign Currency Translations	181,307
Net Increase in Net Assets
Resulting From Operations	191,048

Beneficial Interest Transactions:
Class A:
Proceeds from Shares Issued ( 311,458 shares)	3,562,554
Cost of Shares Redeemed (14,660 shares)	(175,822)
Redemption Fees	2,516
Total Class A Transactions	3,389,248

Class C:
Proceeds from Shares Issued ( 62,437 shares)	699,570
Cost of Shares Redeemed ( 310 shares)	(3,641)
Redemption Fees	73
Total Class C Transactions	696,002

Institutional Class:
Proceeds from Shares Issued ( 55,970 shares)	650,000
Total Institutional Class Transactions	650,000

Net Increase in Net Assets Resulting From Beneficial Interest Transactions	4,735,250

Net Increase in Net Assets	4,926,298

Net Assets:
Beginning of Period	100,000
End of Period	$ 5,026,298

Accumulated Net Investment Loss at End of Period	$ (13,652)
_______
*Since April 28, 2010 (Commencement of Operations)

Nile Pan Africa Fund
FINANCIAL HIGHLIGHTS
For the Period Ended March 31, 2011*
The table below sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Class A		Class C		Institutional Class**

Net Asset Value, Beginning of Period	$ 10.00		$ 10.00		$ 11.76
From Operations:
Net investment loss (a)	(0.14)		(0.22)		(0.05)
Net gain from securities
(both realized and unrealized)	1.98		1.97		0.14
Total from operations	1.84		1.75		0.09
Redemption Fees	-	(d)	-	(d)	-	(d)

Net Asset Value, End of Period	$ 11.84		$ 11.75		$ 11.85

Total Return (b)	18.40%	(e)	17.50%	(e)	0.77%	(e)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 3,622		$ 742		$ 663
Ratio to average net assets:
Expenses, Gross	9.84%	(c)	14.71%	(c)	7.06%	(c)
Expenses, Net of Reimbursement	2.50%	(c)	3.25%	(c)	2.25%	(c)
Net investment loss, Gross	(8.61)%	(c)	(13.58)%	(c)	(5.74)%	(c)
Net investment loss, Net of Reimbursement	(1.26)%	(c)	(2.11)%	(c)	(0.92)%	(c)
Portfolio turnover rate	102%	(e)	102%	(e)	102%	(e)

*The Fund commenced operations on April 28, 2010.
**The Institutional Class commenced operations on November 3, 2010.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.  Total returns for periods of less than one year are not annualized.

(c) Annualized.
(d) Amount less than $0.01.
(e) Not Annualized.

Nile Pan Africa Fund

NOTES TO FINANCIAL STATEMENTS

 March 31, 2011

1.

ORGANIZATION

Nile Pan Africa Fund (the “Fund”) is a series of shares of beneficial interest of the Nile Capital Investment Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2010.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is to seek capital appreciation.

The Fund currently offers Class A, Class C and Institutional Class shares.  Class C and Institutional Class shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class is subject to a 2.00% fee on shares redeemed within two years.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  Class A and Class C shares commenced operations on April 28, 2010.  Institutional Class shares commenced operations on November 3, 2010.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$4,987,496	-	-	$4,987,496
Short-Term Investments	90,635	-	-	90,635
Total	$5,078,131	-	-	$5,078,131
Liabilities
Forward Currency Contracts	$ 889	-	-	$ 889
Total	$ 889	-	-	$ 889

             *Please refer to the Portfolio of Investments for industry classifications.

  There were no significant transfers between Level 1 and Level 2 during the current period presented.

  The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statement of Operations.  For the period ended March 31, 2011, the Fund had $6,560 of net realized losses on forward currency contracts.  At March 31, 2011, the Fund had $889 in net unrealized losses on open forward currency contracts.

Concentration of Risk - Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States.  These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2011 tax returns.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Nile Capital Management, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the period ended March 31, 2011, the Adviser earned advisory fees of $32,485.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until July 31, 2011, so that the total annual operating expenses of the Fund do not exceed 2.50% for Class A shares, 3.25% for Class C shares and 2.25% for Institutional Class shares average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the period ended March 31, 2011, the Adviser waived/reimbursed expenses of $169,440, all of which is subject to recapture by the Adviser through March 31, 2014.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”).  The Board of Trustees of the Nile Capital Investment Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% and 1.00% per year of its average daily net assets for Class A shares and Class C shares, respectively, for such distribution and shareholder service activities.  For the period ended March 31, 2011, the Fund incurred distribution fees of $3,889 and $3,725 for Class A shares and Class C shares, respectively.

Trustees – Each Trustee who is not affiliated with the Trust or Adviser will receive a quarterly fee of $250, as well as reimbursement for any reasonable expenses incurred attending the meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended March 31, 2011 amounted to $7,281,305 and $2,529,505, respectively.

5.

FOREIGN CURRENCY CONTRACTS

At March 31, 2011, the Fund had the following open forward currency contract:

6.   TAX COMPONENTS OF CAPITAL

As of March 31, 2011, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation, accumulated net investment loss and accumulated net realized gain from security transactions are primarily attributable to the tax deferral of losses on wash sales, tax treatment of net short-term capital gains and the marked to market on passive foreign investment companies and open foreign currency exchange contracts.

Foreign currency losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $12,196 of foreign currency losses.

Permanent book and tax differences, primarily attributable to passive foreign investment company adjustments and realized foreign currency losses, resulted in reclassifications for the period ended March 31, 2011 as follows: a decrease in accumulated net investment loss of $16,264 and a decrease in accumulated net realized gain on investments and foreign currency transactions of $16,264.

7.

NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) “Improving Disclosures about Fair Value Measurements.”  The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years.  There were no significant transfers in to and out of Levels 1 and 2 during the current period presented.  The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact these disclosures may have on the Fund’s financial statements.

8.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Nile Pan Africa Fund and

The Board of Trustees of Nile Capital Investment Trust

We have audited the accompanying statement of assets and liabilities of Nile Pan Africa Fund (the "Fund"), a series of shares of beneficial interest of the Nile Capital Investment Trust, including the portfolio of investments, as of March 31, 2011, and the related statements of operation, changes in net assets and the financial highlights for the period April 28, 2010 (commencement of operations) to March 31, 2011.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2011 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nile Pan Africa Fund as of March 31, 2011, and the results of its operations, the changes in its net assets and its financial highlights for the period April 28, 2010 to March 31, 2011 in conformity with accounting principles generally accepted in the United States of America.

    BBD, LLP

Philadelphia, Pennsylvania

May 27, 2011

Nile Pan Africa Fund

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2011

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is c/o Nile Capital Management, LLC, 152 West 57th Street, 32nd Floor, New York, New York 10019.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
David Friedensohn Age: 49	Independent Trustee, 2010 to present	CEO, The Wall Street Transcript, an internet company, February 2009 to present; Adjunct Professor, University of Maryland, Baltimore County, December 2008 to present; CEO, Upoc Networks, a mobile social network software company, June 2004 until December 2006; CEO, BigStar Entertainment, a currently inactive company, February 1998 until present.	1	None
Karl E. White Age: 46	Independent Trustee, 2010 to present

Managing Principal of Gracian & Co., LLC, a consulting firm, from November 2008 to present; Chief Investment Officer, Fletcher Asset Management from July 2006 to November 2008; Executive Director of MBTA Retirement Fund, a pension fund, from March 2002 to June 2006; Chairman of Ancora Pharmaceuticals, a pharmaceutical company, from October 2002 to present; Trustee for Florida A&M University from 2007 to present; Vice Chairman for the University of Massachusetts from 1999 to 2007; Director for the UMass Foundation, a university foundation, from 1999 to present; member of the Board of Governors for Tufts Medical Center, a hospital, from 2005 to present, Chairman of Roxbury Youthworks, an at-risk youth services center, from 2004 to 2007; Director for Progress Investments, an investment manager, from 2004 to 2007; member of the Advisory Board for Cresendo Ventures IV, a venture capital firm, from 2003 to present.

			1	None
Peter Feinstein Age: 60	Independent Trustee/ 2010 to present	Orthopedic Surgeon/ President Orthopedic Specialists of NEPA, 1995 to present	1	None

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Larry Seruma Age: 43	Interested Trustee/President, ,and Portfolio Manager 2010 to present	Portfolio Manager for Nile Capital Management, July 2009 to present; Portfolio Manager for Proxima Alfa Investments, March 2005 to June 2009.	1	None
Robert Roach Age: 48	Secretary, Treasurer and Chef Compliance Officer, 2010 to present	CEO of Nile Capital, LLC, October 2004 to March 2011. Principal and FINOP of MCC Securities, LLC, from October 2004 to February 2009.	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Age: 34	Assistant Secretary, 2010 to present	Director of Legal Administration for Gemini Fund Services, LLC (since 2005)	N/A	N/A

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Nile Capital Investment Trust.

The Fund’s Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free 1-877-68-AFRICA (1-877-682-3742) to request a copy of the SAI or to make shareholder inquiries.

Nile Pan Africa Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

                    March 31, 2011

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/1/10)	Ending Account Value (3/31/11)	Expense Ratio	Expenses Paid During the Period* (10/1/10 to 3/31/11)
Actual
Class A	$1,000.00	$1,046.86	2.50%	$12,76
Class C	$1,000.00	$1,042.59	3.25%	$16.55
Institutional Class**	$1,000.00	$1,007.65	2.25%	$ 9.22
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,012.47	2.50%	$12.54
Class C	$1,000.00	$1,008.73	3.25%	$16.28
Institutional Class	$1,000.00	$1,013.71	2.25%	$11.30

   *Expenses Paid During Period are equal to average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**Expenses Paid During Period- Actual for Institutional Class Shares are equal to average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period since inception of November 3, 2010 (149) divided by the number of days in the fiscal year (365).

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

Investment Advisor

Nile Capital Management, LLC

152 West 57th Street, 32nd Floor

New York, NY 10019

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-68-AFRICA (1-877-682-3742).or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-68-AFRICA (1-877-682-3742).

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board has determined, based on questionnaires completed by the Audit Committee members, that no one on the committee satisfies the definition of "financial expert;" however the Board also determined that collectively the Audit Committee members have the requisite knowledge and experience to perform the Audit Committee duties.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2011

$ 13,500

FY 2010

N/A

(b)

Audit-Related Fees

FY 2011

$ 0

FY 2010

N/A

Tax Fees

(c)

FY 2011

            $ 2,000

FY 2010

            N/A

(d)

All Other Fees

FY 2011

$ 0

FY 2010

N/A

The above “Tax Fees” were billed for professional services rendered for tax compliance and tax return preparation.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the audit committee.

(2)

Percentages of 2011 Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

     0%

     0%

Tax Fees:

     0%

     0%

All Other Fees:

     0%

     0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2011

$2,000

             $ None

FY 2010

N/A

 $ None

(h)

Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Sarbanes Oxley Code of  Ethics filed herewith..

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nile Capital Investment Trust

By (Signature and Title)

/s/Larry Seruma

       Larry Seruma, President

Date

6/1/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Larry Seruma

        Larry Seruma, President

Date

6/1/11

By (Signature and Title)

/s/ Robert Roach

       Robert Roach, Secretary, Treasurer, and CCO

Date

6/1/11